Stock-Based Compensation - Summary of Stock Options Available for Grant (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant [Roll Forward]
Shares Available for Grant, Beginning balance	25,458,910	27,238,814
Granted	1,714,094	1,779,904
Shares Available for Grant, Ending balance	23,744,816	25,458,910